Shareholders’ (Deficiency) Equity - Schedule of Total Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 9,916	$ 7,926	$ 6,748
Research and development [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	6,454	5,073	4,289
Marketing expenses [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	753	474	210
General and administrative [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 2,709	$ 2,379	$ 2,249